Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other operating income [Abstract]
Grants (Note 16)	$ 29,661	$ 29,625
Insurance proceeds and other	6,375	10,645
Total	36,036	40,270
Other operating expenses [Abstract]
Raw materials and consumables used	(9,315)	(44,785)
Leases and fees	(5,646)	(3,808)
Operation and maintenance	(76,853)	(77,672)
Independent professional services	(19,676)	(18,222)
Supplies	(27,573)	(14,385)
Insurance	(23,683)	(21,932)
Levies and duties	(8,700)	(22,299)
Other expenses	(7,650)	(12,689)
Total	$ (179,096)	$ (215,792)